UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.2%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 5.4%
$ 525	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$547,717
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	508,245
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	505,325
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	689,755
		$2,251,042

Education — 1.5%
$ 600	Philadelphia Higher Education Facilities Authority, (Chestnut Hill College), 6.00%, 10/1/29	$615,534
		$615,534

Electric Utilities — 3.1%
$ 600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$663,408
600	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	636,786
		$1,300,194

Escrowed / Prerefunded — 15.0%
$ 600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$668,250
1,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	1,601,205
750	Lancaster County, Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	827,617
925	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/30	1,006,650
1,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,572,810
600	Philadelphia Authority for Industrial Development, (Franklin Institute), Escrowed to Maturity, 5.20%, 6/15/26	608,688
		$6,285,220

Hospital — 12.7%
$1,000	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$1,003,350
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,327,275
300	Lehigh County, General Purpose Authority, RITES, Variable Rate, 5.95%, 8/15/33 (1)(2)	300,000
500	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	542,120
360	Montgomery County, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	385,888
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	920,660
300	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	323,001
500	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	533,560
		$5,335,854

Housing — 13.4%
$1,260	Allegheny County, Residential Finance Authority, Single Family Mortgages, 5.00%, 5/1/35	$1,299,677
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	1,008,800
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,233,876
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	1,023,980
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	1,043,100
		$5,609,433

Industrial Development Revenue — 8.9%
$ 500	New Morgan Industrial Development Authority, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	$500,000
1,000	Pennsylvania Economic Development Financing Authority, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,152,590
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	526,395
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,569,329
		$3,748,314

Insured-Education — 19.6%
$1,900	Lycoming County, College Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (3)	$2,016,299
1,000	Northampton County Higher Education Facilities Authority, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,011,540
1,000	Pennsylvania Higher Education Facilities Authority, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,039,600
2,000	Pennsylvania Higher Education Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24 (5)	2,045,120
250	Pennsylvania Higher Education Facilities Authority, (Thomas Jefferson University), (AMBAC), 4.25%, 9/1/31	247,930
1,800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, (University Plaza), (MBIA), 5.00%, 7/1/33 (4)	1,859,670
		$8,220,159

Insured-Electric Utilities — 14.2%
$ 1,380	Lehigh County Industrial Development Authority, Pollution Control, (FGIC), 4.75%, 2/15/27 (4)	$1,428,544
1,801	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (4)	1,896,588
2,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (4)	2,633,333
		$5,958,465

Insured-Escrowed/Prerefunded — 14.6%
$1,000	Allegheny County, Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/24	$1,071,450
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	700,791
490	Dauphin County, General Authority, (Pinnacle Health System), (MBIA), Prerefunded to 5/15/07, 5.50%, 5/15/27	496,757
2,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	2,631,772
2,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,214,860
		$6,115,630

Insured-General Obligations — 7.7%
$2,000	Philadelphia, (FSA), 5.00%, 3/15/28	$2,055,560
1,000	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27 (1)(2)	1,185,960
		$3,241,520

Insured-Hospital — 13.4%
$ 510	Dauphin County, General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	$516,666
500	Delaware County, Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	510,685
1,500	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,555,785
3,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,061,110
		$5,644,246

Insured-Special Tax Revenue — 2.5%
$1,000	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,034,290
		$1,034,290

Insured-Transportation — 18.1%
$1,000	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	$1,044,190
800	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/27 (4)	1,002,455
2,050	Pennsylvania Turnpike Commission, (FSA), 5.25%, 1/15/23 (4)	2,366,340
1,005	Philadelphia, Parking Authority, (AMBAC), 5.25%, 2/15/29	1,038,939
1,800	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)	2,158,722
		$7,610,646

Insured-Water and Sewer — 8.8%
$ 500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	$527,025
1,000	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,048,710
2,000	Pittsburgh, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31 (5)	2,107,560
		$3,683,295

Senior Living / Life Care — 7.0%
$ 600	Bucks County Industrial Development Authority, (Pennswood), 6.00%, 10/1/27	$651,030
1,000	Cliff House Trust (AMT), 6.625%, 6/1/27 (6)	718,210
500	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	516,435

$ 500	Lancaster County, Hospital Authority, (Health Center), 5.875%, 6/1/31	$531,865
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	209,032
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	312,390
		$2,938,962

Transportation — 5.3%
$1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,255,956
165	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	164,932
490	Erie, Municipal Airport Authority, (AMT), 5.875%, 7/1/16	495,067
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	289,864
		$2,205,819
Total Tax-Exempt Investments — 171.2%
(identified cost $67,160,247)		$71,798,623

Other Assets, Less Liabilities — (17.5)%		$(7,345,486)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.7)%		$(22,504,376)

Net Assets Applicable to Common Shares— 100.0%		$41,948,761

AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CDC IXIS Financial Guaranty North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 57.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 19.3% of total investments.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $1,485,960 or 3.5% of the Trust’s net assets applicable to common shares.
(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Security is in default with respect to principal payments.

A summary of financial instruments at February 28, 2007 is as follows:

Interest Rate Swaps

At February 28, 2007, the Trust had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,600,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $28,296, on February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with Morgan Stanley Capital Services, Inc., whereby the Trust makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $2,500,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is January 23, 2008. The value of the contract, which terminates January 23, 2038, is recorded as a payable for open interest rate swap contracts of $17,800, on February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with Citibank N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,600,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $17,598, on February 28, 2007.

At February 28, 2007, the Trust entered into an interest rate swap agreement with Lehman whereby the Trust makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $2,500,000. In exchange the Trust receives bi-annual payments at a rate equal to the three months USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 23, 2007. The value of the contract, which terminates on October 23, 2037, is recorded as a payable for open interest rate swap contracts of $940 on February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,884,644
Gross unrealized appreciation	$4,868,490
Gross unrealized depreciation	(40,292)
Net unrealized appreciation	$4,828,198

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President

Date:	April 25, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer

Date:	April 25, 2007